SHARE-BASED PAYMENT - Assumptions (Details) - Y	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE-BASED COMPENSATION
Interest rate	4.24%
Dividend yield	0.00%	0.00%
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.44	5.96
Interest rate		4.18%
Volatility	47.29%	47.56%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	6.11	6.37
Interest rate		4.21%
Volatility	48.21%	47.12%